Cover	3 Months Ended
May 31, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021
Entity Registrant Name	Gabbit Corp.
Entity Central Index Key	0001657564
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false